Indebtedness (Indebtedness) (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Debt Disclosure [Abstract]
Short-term borrowings from commercial banks	$ 607,427,103	$ 372,055,279	$ 286,864,063
Long-term debt by repayment schedule:
Within one year	191,354,539	333,458,941	205,784,080
More than one year, but not exceeding two years	72,360,902	178,596,008	334,995,270
More than two years, but not exceeding five years	0	0	215,657,829
Total	263,715,441	512,054,949	756,437,179
Less: current maturities of long-term debt	191,354,539	333,458,941	205,784,080
Non-current maturities of long-term debt	$ 72,360,902	$ 178,596,008	$ 550,653,099